Premises And Equipment	12 Months Ended
Dec. 31, 2011
Premises And Equipment [Abstract]
Premises And Equipment

7. PREMISES AND EQUIPMENT

A. A summary of premises and equipment is as follows:

	December 31,
(dollars in thousands)	2011	2010
Land	$5,369	$5,369
Buildings	22,973	21,478
Furniture and equipment	21,129	20,001
Leasehold improvements	11,575	10,883
Construction in progress	25	531
Less: accumulated depreciation	(31,743)	(29,104)

Total	$29,328	$29,158

Depreciation and amortization expense related to the assets detailed in the above table for the years ended December 31, 2011, 2010, and 2009 amounted to $2.8 million, $2.3 million, and $1.9 million, respectively.

B. Future minimum cash rent commitments under various operating leases as of December 31, 2011 are as follows:

(dollars in thousands)
2012	$2,161
2013	2,042
2014	1,814
2015	1,818
2016	1,723
2017 and thereafter	25,421

Rent expense on leased premises and equipment for the years ended December 31, 2011, 2010 and 2009 amounted to $2.2 million, $1.6 million, and $1.3 million, respectively.